Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	NXE
Entity Registrant Name	NexGen Energy Ltd.
Entity Central Index Key	0001698535
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Country	CA
Entity Incorporation, State or Country Code	A1
Entity Common Stock, Shares Outstanding	381,830,205
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE